Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Schedule of receivables
	June 30	June 30	December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Institutions	64	320	247
Prepaid expenses	449	854	423
Other	-	1,063	-
	513	2,237	670